Net Loss Attributable to Common Shareholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Attributable to Common Shareholders
Note 19 – Net Loss Attributable to Common Shareholders
Net loss attributable to common stockholders is computed by deducting both the dividend distributions declared in the period on preferred stock and the dividends accumulated for the period on cumulative preferred stock from net loss (“Basic EPS”). Diluted net loss per share (“Diluted EPS”) is computed by dividing net loss attributable to common stockholders by the total of the weighted average common stock outstanding shares outstanding during the period. The Conversion Option in the Notes may be settled by Physical Settlement, Cash Settlement or Combination Settlement at the Company’s option. Pursuant to ASC
260-10-45-40
(as amended by ASU
2020-06),
the
if-converted
method generally must be used to determine the effect a convertible instrument has on diluted EPS unless the two-class
method would be more dilutive. Because the Company has net losses for all periods presented, the impact of the Conversion Option would be anti-dilutive and, as a result, has not had an impact on the Diluted EPS calculation.
Diluted EPS for the years ended December 31, 2021, 2020 and 2019, exclude the dilutive effect of stock option shares because their inclusion would be anti-dilutive for all periods.
The following table sets forth the calculation of both basic and diluted net loss per share as follows for the periods indicated:

	Year Ended December 31,
(in thousands, except share and per share amounts)	2021	2020	2019
Basic and diluted loss per share:
Net loss	$(375,108)	$(29,175)	$(1,638)
Shares used in computation:
Weighted average common shares outstanding	102,114,949	34,293,271	32,136,203

Basic and diluted loss per share:	$(3.67)	$(0.85)	$(0.05)
The following shares have been excluded from the calculation of the weighted average diluted shares outstanding as the effect would have been anti-dilutive:

	December 31, 2021	December 31, 2020	December 31, 2019
Stock Options	6,785,020	542	1,509
RSUs and PSUs	1,355,775	—	—
Private warrants	6,970,000	—	—
Convertible Note Securities	23,614,425	—	—